Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Liabilities Current [Text Block]
Current

Deferred income	6	10
Deferred taxation. See Note 7.	15	12
Pension and other post-retirement medical benefits. See Note 25.	12	14
Accrual for power	27	42
Other (including accrued liabilities)	60	75
	120	153

Other Liabilities Noncurrent [Text Block]
Non-current

Deferred income	3	7
Provision for uncertain tax positions. See Note 7.	49	52
Other creditors	11	10
	63	69